Restatement of Previously Issued Financial Statements (Tables)	3 Months Ended
Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
Summary of Restatement of Financial Statements
The impact of the restatement on the balance sheets, statement of operations and statement of cash flows for the Affected Period is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities.

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$376,847,694	$—	$376,847,694

Liabilities and shareholders’ equity
Total current liabilities	$1,067,726	$—	$1,067,726
Deferred legal fees	—		—
Deferred underwriting commissions	13,081,250	—	13,081,250
Derivative warrant liabilities	—	27,249,130	27,249,130

Total liabilities	14,148,976	27,249,130	41,398,106
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	357,698,710	(27,249,130)	330,449,580
Shareholders’ equity
Preference shares—$0.0001 par value	—	—	—
Class A ordinary shares—$0.0001 par value	161	272	433
Class B ordinary shares—$0.0001 par value	934	—	934
Additional paid-in-capital	5,126,604	4,704,238	9,830,842
Accumulated deficit	(127,691)	(4,704,510)	(4,832,201)

Total shareholders’ equity	5,000,008	—	5,000,008

Total liabilities and shareholders’ equity	$376,847,694	$—	$376,847,694

	Period From October 16, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Operations
Loss from operations	$(127,691)	$—	$(127,691)
Other (expense) income:
Change in fair value of derivative warrant liabilities	—	(3,758,500)	(3,758,500)
Transaction costs—derivative warrant liabilities	—	(946,010)	(946,010)
Net gain from investments held in Trust Account	—	—	—

Total other (expense) income	—	(4,704,510)	(4,704,510)

Net loss	$(127,691)	$(4,704,510)	$(4,832,201)

Basic and Diluted weighted-average Class A ordinary shares outstanding	37,375,000	—	37,375,000
Basic and Diluted net loss per Class A share	$—	—	$—
Basic and Diluted weighted-average Class B ordinary shares outstanding	8,429,688	—	8,429,688
Basic and Diluted net loss per Class B share	$(0.02)	$(0.55)	$(0.57)

	Period From October 16, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Cash Flows
Net loss	$(127,691)	$(4,704,510)	$(4,832,201)
Change in fair value of derivative warrant liabilities	—	3,758,500	3,758,500
Transaction costs - derivative warrant liabilities	—	946,010	946,010